Putnam High Yield Fund
The fund's portfolio
8/31/22 (Unaudited)

CORPORATE BONDS AND NOTES (85.3%)(a)
		Principal amount	Value
Advertising and marketing services (0.6%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		$1,500,000	$1,343,445
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		1,665,000	1,354,153
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29		1,140,000	916,532
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		2,710,000	2,330,669

			5,944,799
Automotive (1.4%)
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		1,380,000	1,117,427
Ford Motor Co., LLC sr. unsec. unsub. notes 2.90%, 2/10/29		700,000	566,475
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29		2,210,000	2,042,427
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28		1,510,000	1,258,621
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		6,509,000	5,437,488
General Motors Financial Co., Inc. jr. unsec. sub. FRN 5.75%, perpetual maturity		570,000	502,313
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		2,260,000	1,988,800
Volkswagen International Finance NV company guaranty jr. unsec. sub. FRN 4.625%, perpetual maturity (Germany)	EUR	300,000	273,221

			13,186,772
Basic materials (8.3%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$3,165,000	3,228,300
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		540,000	533,207
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		1,865,000	1,545,778
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27		275,000	254,719
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		1,312,000	1,230,975
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		880,000	736,991
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,796,000	1,787,641
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		1,700,000	1,517,811
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		870,000	806,925
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		2,130,000	1,700,241
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		1,475,000	1,342,250
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		2,355,000	2,347,438
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		1,385,000	1,386,437
CF Industries, Inc. company guaranty sr. unsec. bonds 5.15%, 3/15/34		450,000	433,916
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		3,010,000	2,675,138
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,730,000	1,472,213
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		1,510,000	1,320,638
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		2,775,000	2,642,438
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		542,000	528,450
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		1,150,000	1,040,865
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		945,000	771,356
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		1,935,000	1,904,526
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		2,845,000	2,730,304
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		1,135,000	1,050,706
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,431,000	1,288,221
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		1,420,000	1,218,964
Graphic Packaging International, LLC 144A sr. unsec. notes 3.50%, 3/15/28		1,075,000	945,702
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		3,070,000	2,601,579
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		1,560,000	1,333,800
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		1,385,000	1,146,088
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		1,410,000	1,206,132
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	1,600,000	1,098,644
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		$2,565,000	2,160,525
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		1,115,000	1,089,913
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		1,500,000	1,452,117
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		1,890,000	1,650,065
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		465,000	375,329
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		2,055,000	1,787,850
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		465,000	413,850
Nufarm Australia, Ltd./Nufarm Americas, Inc. 144A sr. unsec. notes 5.00%, 1/27/30 (Australia)		510,000	423,300
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		1,715,000	1,394,295
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		3,200,000	2,416,000
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		2,055,000	1,497,049
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		2,851,000	2,445,614
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		1,055,000	868,582
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		1,695,000	1,406,850
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		3,030,000	2,870,925
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		1,535,000	1,265,923
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		2,695,000	1,879,763
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		1,935,000	1,373,270
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		3,010,000	2,503,718
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		1,325,000	1,308,438
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		1,740,000	1,609,291
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		2,125,000	1,678,750

			79,699,810
Broadcasting (3.6%)
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		3,465,000	2,702,700
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		4,059,000	771,210
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		2,250,000	676,684
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		1,864,000	610,460
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		5,450,000	4,606,231
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		3,910,667	3,431,610
Paramount Global jr. unsec. sub. FRB 6.375%, 3/30/62		100,000	91,988
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		1,275,000	1,081,022
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		1,459,000	1,207,323
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		1,090,000	986,423
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		3,442,000	2,779,415
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		2,765,000	2,409,075
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		1,340,000	1,253,007
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		1,740,000	1,374,600
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		2,135,000	1,997,463
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		2,400,000	2,316,049
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		1,880,000	1,644,530
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		1,998,000	1,973,025
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		2,640,000	2,369,400

			34,282,215
Building materials (1.9%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		2,395,000	2,166,327
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		1,100,000	902,000
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		695,000	515,645
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		440,000	399,577
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		1,391,000	1,078,025
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		1,685,000	1,259,134
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		860,000	799,800
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		2,050,000	1,655,173
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		1,105,000	907,512
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		855,000	626,912
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		3,160,000	2,889,947
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		230,000	201,052
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		1,465,000	1,159,181
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		2,430,000	2,139,664
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		1,530,000	1,340,491

			18,040,440
Capital goods (7.9%)
Adient Global Holdings, Ltd. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.50%, 8/15/24	EUR	950,000	887,158
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		$3,430,000	2,779,432
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		460,000	427,800
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		1,610,000	1,428,875
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Ireland)(PIK)		870,223	674,910
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		2,435,000	1,972,350
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		2,290,000	2,236,185
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		2,511,000	2,404,408
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		1,315,000	1,253,037
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)		840,000	742,606
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		2,436,000	2,423,418
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		3,020,000	2,548,125
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		1,555,000	1,348,963
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		452,000	381,940
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		1,215,000	1,174,197
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		2,185,000	2,125,830
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		2,292,000	1,954,916
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		3,091,000	2,608,820
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		2,940,000	2,793,000
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		570,000	488,775
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		3,650,000	3,002,636
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		3,675,000	2,823,429
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29		2,720,000	1,944,800
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		2,650,000	2,378,375
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		5,290,000	4,562,625
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		1,810,000	1,769,239
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		5,865,000	4,956,277
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		2,171,000	2,154,718
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		1,120,000	1,002,064
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		1,176,000	1,069,713
TK Elevator Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)		1,785,000	1,597,575
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		1,380,000	1,324,800
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		164,000	147,584
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		2,335,000	1,980,066
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		1,595,000	1,348,764
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		4,548,000	4,468,410
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27		200,000	182,000
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		2,955,000	2,556,075
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		2,513,000	2,252,276
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		1,400,000	1,411,564

			75,587,735
Commercial and consumer services (2.3%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		1,975,000	1,695,992
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		1,240,000	920,322
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 144A sr. notes 4.625%, 6/1/28		1,570,000	1,322,922
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		4,355,000	3,582,989
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		1,577,000	1,340,434
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		2,375,000	2,036,563
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		575,000	494,500
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		1,907,000	1,738,087
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		1,130,000	972,506
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		2,245,000	1,976,570
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		3,245,000	3,197,266
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		2,406,000	2,249,610

			21,527,761
Communication services (6.9%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,515,000	1,222,439
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (France)		2,340,000	2,018,763
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (France)		2,575,000	1,746,095
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		1,505,000	1,188,499
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		1,625,000	1,342,656
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		1,870,000	1,420,564
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		1,560,000	1,265,909
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		7,610,000	6,952,534
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		3,565,000	3,064,242
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		2,680,000	2,449,038
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		1,746,000	1,424,640
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		5,465,000	5,328,375
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		2,185,000	1,984,767
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		2,815,000	2,575,725
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		1,040,000	819,957
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		2,228,000	1,320,090
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		2,049,000	1,573,359
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		1,085,000	895,803
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		3,425,000	2,663,006
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		1,380,000	1,287,195
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		4,755,000	4,101,140
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		1,375,000	1,415,398
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		704,000	715,968
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		899,000	747,294
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		4,203,000	4,438,137
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		2,475,000	2,617,621
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		2,755,000	2,328,526
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		1,135,000	978,629
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		410,000	401,021
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		2,080,000	1,643,096
Vodafone Group PLC jr. unsec. sub. FRB 7.00%, 4/4/79 (United Kingdom)		440,000	454,234
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		1,560,000	1,279,200
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		2,215,000	1,995,239

			65,659,159
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 5.159%, perpetual maturity		270,000	255,353

			255,353
Consumer (0.7%)
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		3,787,000	3,033,993
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		1,150,000	868,250
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		1,075,000	935,960
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		2,175,000	1,687,180

			6,525,383
Consumer staples (5.8%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		1,475,000	1,197,058
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		2,513,000	2,246,529
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		3,205,000	2,852,450
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		675,000	591,131
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		3,715,000	3,390,011
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		2,010,000	2,047,688
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		900,000	828,288
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		1,065,000	862,650
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		2,210,000	1,917,639
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		1,010,000	820,625
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		2,891,000	2,729,785
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		1,605,000	1,615,112
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		875,000	839,716
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		151,000	146,206
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		2,039,000	1,930,278
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.75%, 4/1/30		1,350,000	1,250,904
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		1,640,000	1,562,637
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		2,710,000	2,439,000
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		1,972,000	1,819,170
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		935,000	731,393
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		476,000	393,863
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		2,130,000	1,895,700
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		1,540,000	1,249,733
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		975,000	948,188
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		3,591,000	3,631,255
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		514,000	490,937
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		1,293,000	1,267,140
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		3,430,000	3,225,778
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		3,295,000	2,751,849
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26		1,109,000	903,835
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		1,186,000	1,009,688
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		2,113,000	2,075,156
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		645,000	593,719
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		1,125,000	947,475
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		2,525,000	2,300,906

			55,503,492
Energy (oil field) (0.5%)
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		1,345,000	1,239,861
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		744,000	745,288
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		1,634,000	1,532,447
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		1,105,000	1,021,506

			4,539,102
Entertainment (1.5%)
AMC Entertainment Holdings, Inc. 144A company guaranty notes 10.00%, 6/15/26(PIK)		2,270,000	1,824,513
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		970,000	834,200
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		2,909,000	2,687,189
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		1,070,000	949,304
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		2,445,000	1,980,621
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		1,550,000	1,495,750
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		1,185,000	1,183,074
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		895,000	812,213
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		675,000	546,750
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		784,000	626,683
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		1,500,000	1,372,500

			14,312,797
Financials (8.2%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		2,690,000	2,443,327
Allstate Corp. (The) unsec. sub. FRB 5.75%, 8/15/53		85,000	77,988
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		4,963,000	5,522,774
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		600,000	494,972
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		200,000	155,366
American Express Co. jr. unsec. sub. FRN 3.55%, 9/15/26		250,000	214,688
Apollo Management Holdings LP 144A company guaranty unsec. sub. FRB 4.95%, 1/14/50		1,000,000	881,421
Ares Finance Co. III, LLC 144A company guaranty unsec. sub. FRB 4.125%, 6/30/51		500,000	413,506
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		1,970,000	1,696,879
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)		250,000	280,310
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRN 6.125%, perpetual maturity (Spain)		600,000	513,423
Banco do Brasil SA/Cayman 144A jr. unsec. sub. FRN 9.00%, perpetual maturity (Brazil)		310,000	311,612
Banco Santander SA jr. unsec. sub. FRN 7.50%, perpetual maturity (Spain)		600,000	592,500
Bank of America Corp. jr. unsec. sub. FRN 4.375%, 1/27/27		350,000	299,975
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		640,000	636,800
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,000,000	1,006,250
Bank of Nova Scotia (The) jr. unsec. sub. FRB 3.625%, 10/27/81 (Canada)		300,000	222,783
Bank of Nova Scotia (The) jr. unsec. sub. FRN 4.90%, perpetual maturity (Canada)		320,000	303,227
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)		460,000	452,111
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)		200,000	193,500
Barclays PLC jr. unsec. sub. FRN 6.125%, 8/12/50 (United Kingdom)		200,000	184,740
BNP Paribas SA 144A jr. unsec. sub. FRN 7.75%, perpetual maturity (France)		200,000	199,750
BNP Paribas SA 144A jr. unsec. sub. FRN 7.375%, perpetual maturity (France)		300,000	301,622
Capital One Financial Corp. jr. unsec. sub. FRN 3.95%, perpetual maturity		250,000	212,315
Citigroup, Inc. jr. unsec. sub. FRN 4.00%, perpetual maturity		690,000	605,475
Citizens Financial Group, Inc. jr. unsec. sub. FRN 6.375%, perpetual maturity		320,000	292,157
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		2,346,000	1,712,580
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31		120,000	73,060
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		1,150,000	753,250
Commerzbank AG FRB Ser. REGS, 7.00%, perpetual maturity (Germany)	EUR	600,000	554,924
Credit Agricole SA 144A jr. unsec. sub. FRN 6.875%, perpetual maturity (France)		$310,000	303,772
Credit Agricole SA 144A jr. unsec. sub. FRN 4.75%, 9/23/29 (France)		250,000	195,733
Credit Suisse Group AG 144A jr. unsec. sub. FRB 6.375%, perpetual maturity (Switzerland)		560,000	437,919
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		250,000	224,375
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		800,000	651,600
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)		1,360,000	1,000,427
Discover Financial Services jr. unsec. sub. FRN 6.125%, perpetual maturity		230,000	233,056
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		849,000	734,491
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		1,631,000	1,447,871
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		1,640,000	1,236,060
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		820,000	809,955
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		1,320,000	1,184,700
Hartford Financial Services Group, Inc. (The) 144A jr. unsec. sub. FRB (ICE LIBOR USD 3 Month + 2.13%), 5.03%, 2/12/47		550,000	455,833
HSBC Holdings PLC jr. unsec. sub. FRN 6.50%, perpetual maturity (United Kingdom)		540,000	501,712
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		2,387,000	2,338,675
Huntington Bancshares, Inc. jr. unsec. sub. FRN 4.45%, perpetual maturity		250,000	232,389
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		1,044,000	1,000,815
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		1,815,000	1,651,196
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		2,640,000	2,245,399
ING Groep NV jr. unsec. sub. FRN 5.75%, perpetual maturity (Netherlands)		540,000	498,242
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		610,000	548,353
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		425,000	308,952
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		1,810,000	1,846,200
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		3,007,000	3,008,173
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		2,543,000	2,537,991
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		800,000	787,560
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		400,000	347,000
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity		1,000,000	978,050
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		2,757,000	2,336,140
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		600,000	583,656
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		2,245,000	1,953,150
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRB 4.125%, 12/15/51		300,000	247,878
Lloyds Banking Group PLC jr. unsec. sub. FRN 7.50%, perpetual maturity (United Kingdom)		600,000	581,664
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29		1,390,000	1,230,734
M&T Bank Corp. jr. unsec. sub. FRN 3.50%, 9/1/26		250,000	200,839
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		350,000	420,722
Morgan Stanley jr. unsec. sub. FRN 5.875%, perpetual maturity		760,000	756,947
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		2,415,000	1,915,059
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		1,833,000	1,532,337
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,090,000	1,015,324
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		1,185,000	1,083,404
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		2,129,000	1,763,259
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		1,055,000	855,130
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		2,065,000	1,889,475
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		3,520,000	3,267,167
PNC Financial Services Group, Inc. (The) jr. unsec. sub. FRN 6.20%, perpetual maturity		650,000	640,185
Prudential Financial, Inc. jr. unsec. sub. FRB 5.125%, 3/1/52		100,000	92,882
Prudential Financial, Inc. jr. unsec. sub. FRB 3.70%, 10/1/50		520,000	451,100
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		590,000	588,584
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		1,665,000	1,379,869
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		570,000	461,700
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	220,000	221,365
Swiss Re Finance Luxembourg SA 144A company guaranty unsec. sub. FRB 5.00%, 4/2/49 (Luxembourg)		$400,000	380,000
Truist Financial Corp. jr. unsec. sub. FRN 5.125%, perpetual maturity		570,000	493,050
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		510,000	504,477
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		1,952,000	1,911,750
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		470,000	467,650

			78,575,281
Gaming and lottery (2.5%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		2,025,000	1,890,277
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		2,250,000	1,957,500
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		815,000	655,541
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		4,190,000	4,106,284
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		1,890,000	1,728,783
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		1,350,000	1,200,563
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		3,545,000	3,486,259
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		1,030,000	1,007,767
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		770,000	643,343
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		2,995,000	2,579,975
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		2,298,000	2,072,635
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		2,320,000	1,946,434
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		665,000	662,782

			23,938,143
Health care (8.4%)
180 Medical, Inc. 144A company guaranty sr. unsec. notes 3.875%, 10/15/29		945,000	829,238
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		3,120,000	1,740,254
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		1,481,000	1,095,940
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		1,645,000	620,988
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		1,835,000	1,268,462
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		2,470,000	2,064,426
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		6,720,000	6,316,800
Centene Corp. sr. unsec. notes 3.375%, 2/15/30		600,000	514,500
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		2,230,000	1,895,500
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		1,015,000	872,900
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		1,115,000	1,042,525
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		225,000	184,781
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		905,000	771,513
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		1,675,000	872,641
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		3,060,000	1,912,500
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		1,010,000	765,105
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		3,850,000	3,580,500
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		2,325,000	2,331,382
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		3,025,000	2,639,744
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		4,987,000	4,496,977
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		3,291,000	2,106,240
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		2,880,000	2,445,221
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		3,290,000	2,788,275
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		1,815,000	1,525,362
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		675,000	593,642
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		3,480,000	3,122,151
Organon Finance 1, LLC 144A sr. unsec. notes 5.125%, 4/30/31		985,000	861,875
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		720,000	666,000
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		2,610,000	2,224,451
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		3,210,000	3,041,186
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		1,850,000	1,524,678
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		1,150,000	982,922
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		5,240,000	4,854,860
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		2,865,000	2,721,750
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		1,475,000	1,271,959
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		3,000,000	2,880,300
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 7.125%, 1/31/25 (Israel)		955,000	945,450
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		3,200,000	3,058,496
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		1,240,000	1,204,511
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		6,020,000	5,261,383

			79,897,388
Homebuilding (0.1%)
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		1,790,000	1,402,411

			1,402,411
Lodging/Tourism (1.3%)
Carnival Corp. 144A notes 10.50%, 2/1/26		1,178,000	1,213,334
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		2,695,000	2,095,363
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		2,903,000	2,648,988
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		3,430,000	3,275,650
MGM Resorts International company guaranty sr. unsec. notes 6.00%, 3/15/23		425,000	425,056
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		2,680,000	2,482,771

			12,141,162
Media (0.3%)
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		1,730,000	1,733,944
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		1,220,000	1,224,612

			2,958,556
Oil and gas (11.6%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		1,275,000	1,297,313
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		626,000	636,758
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		1,236,000	1,050,600
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		3,198,000	2,926,385
BP Capital Markets PLC company guaranty unsec. sub. FRN 4.875%, perpetual maturity (United Kingdom)		490,000	448,228
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		1,655,000	1,587,774
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		3,356,000	3,104,300
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		3,560,000	3,401,974
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		2,495,000	2,305,194
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		3,345,000	2,931,057
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		230,000	184,115
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		1,145,000	1,110,650
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		2,305,000	2,108,876
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		852,000	813,213
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		2,083,000	1,993,771
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		1,135,000	885,169
DCP Midstream LP jr. unsec. sub. FRN 7.375%, perpetual maturity		226,000	224,870
DCP Midstream Operating LP company guaranty sr. unsec. sub. notes 5.125%, 5/15/29		610,000	594,567
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		70,000	70,175
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		3,143,000	3,331,580
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		1,665,000	1,927,356
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		1,170,000	1,357,200
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		3,099,000	2,950,398
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		6,100,000	6,017,040
EnLink Midstream Partners LP jr. unsec. sub. FRN 6.00%, perpetual maturity		500,000	381,250
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		2,970,000	2,853,131
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		1,280,000	1,369,709
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		225,000	219,926
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		990,000	901,409
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		1,065,000	989,119
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		905,000	776,936
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		2,456,000	2,394,772
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 6.25%, 4/15/32		1,245,000	1,123,613
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 6.00%, 4/15/30		1,120,000	1,030,400
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		3,104,000	2,890,352
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		2,300,000	2,188,013
MPLX LP jr. unsec. sub. FRN 6.875%, perpetual maturity		260,000	250,756
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		985,000	895,592
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		1,465,000	1,565,060
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		580,000	602,770
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		6,399,000	6,494,985
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		5,843,000	6,244,356
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		607,000	622,187
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		475,000	490,084
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		1,701,000	1,854,205
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		490,000	503,059
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30		855,000	950,293
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		3,620,000	3,484,250
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		520,000	477,771
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		1,590,000	1,622,388
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		3,163,000	2,922,959
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		990,000	965,250
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		975,000	958,854
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		445,000	428,535
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		1,821,000	1,770,923
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		2,755,000	2,582,206
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		4,030,000	3,809,398
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		1,615,000	1,413,551
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		2,529,000	2,187,585
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.50%, 9/15/79 (Canada)		320,000	294,346
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		842,240	806,445
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,480,500	1,391,670
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		1,500,000	1,445,858
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		2,755,000	2,286,650
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		15,000	13,088
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		965,000	923,988

			110,636,255
Publishing (1.1%)
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		2,455,000	2,340,572
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		3,380,000	2,967,875
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		2,930,000	2,541,922
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		265,000	243,800
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		3,380,000	2,940,600

			11,034,769
Retail (1.2%)
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		230,000	192,085
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		455,000	390,163
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		1,186,000	1,023,441
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		1,637,000	1,573,566
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		277,000	293,037
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		1,030,000	935,714
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		965,000	801,342
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		240,000	205,200
PetSmart Inc/PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28		2,150,000	1,915,833
PetSmart Inc/PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		1,815,000	1,710,619
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		3,335,000	2,642,988

			11,683,988
Technology (4.0%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		1,820,000	1,633,438
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		2,981,000	2,399,705
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		1,100,000	860,420
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		1,225,000	1,210,148
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		1,300,000	1,244,893
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		2,425,000	2,004,505
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		1,005,000	949,826
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		804,000	730,635
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		1,654,000	1,417,503
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		3,729,000	3,300,165
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		4,927,000	4,182,847
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		1,675,000	1,420,876
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28		1,095,000	976,521
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		5,060,000	3,896,200
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		935,000	926,863
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		2,461,000	2,134,918
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		1,200,000	968,316
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		2,785,000	2,324,779
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		6,160,000	5,336,002

			37,918,560
Textiles (0.8%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 5/15/26		1,155,000	1,062,646
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		2,165,000	2,085,415
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		2,710,000	2,320,438
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		3,175,000	2,666,778

			8,135,277
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		2,685,000	2,392,335
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		460,000	417,945

			2,810,280
Transportation (1.5%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		2,255,000	2,035,679
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		2,255,000	2,145,136
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		3,295,000	3,147,831
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		890,000	780,975
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		890,000	811,458
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		5,440,000	5,214,838

			14,135,917
Utilities and power (2.6%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		1,088,000	830,126
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		922,000	818,701
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		890,000	787,970
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		3,345,000	3,059,772
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		455,000	380,812
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		225,000	191,109
CenterPoint Energy, Inc. jr. unsec. sub. FRN 6.125%, perpetual maturity		330,000	307,028
Dominion Energy, Inc. jr. unsec. sub. FRN 4.65%, perpetual maturity		320,000	294,400
Duke Energy Corp. jr. unsec. sub. FRB 3.25%, 1/15/82		350,000	279,646
Electricite De France SA 144A jr. unsec. sub. FRN 5.625%, perpetual maturity (France)		240,000	225,475
Emera, Inc. jr. unsec. sub. FRB 6.75%, 6/15/76 (Canada)		450,000	454,469
Enbridge, Inc. unsec. sub. FRB 6.00%, 1/15/77 (Canada)		320,000	304,886
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		6,451,000	5,206,886
Energy Transfer LP jr. unsec. sub. FRN 6.50%, perpetual maturity		200,000	184,653
Energy Transfer LP jr. unsec. sub. FRN 6.25%, perpetual maturity		330,000	275,550
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 5.65%, 5/1/79		450,000	411,250
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 3.80%, 3/15/82		250,000	210,313
NiSource, Inc. jr. unsec. sub. FRN 5.65%, perpetual maturity		500,000	465,000
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		178,000	176,589
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		3,780,000	2,995,650
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		1,148,000	1,026,082
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		1,128,000	1,025,286
Southern Co. (The) jr. unsec. sub. FRB 3.75%, 9/15/51		500,000	432,500
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		100,000	95,750
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		925,000	853,331
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		2,590,000	2,500,775
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		1,430,000	1,330,872

			25,124,881

Total corporate bonds and notes (cost $924,563,195)			$815,457,686

SENIOR LOANS (4.9%)(a)(c)
	Principal amount	Value
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.38%, 4/22/26	$2,129,497	$1,823,148
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 7.46%, 4/20/28	1,055,000	1,036,981
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 6.205%, 10/19/27	1,704,746	1,643,921
Arches Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 5.774%, 12/6/27	1,408,973	1,328,253
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 8.274%, 11/18/29	1,570,000	1,406,720
Asurion, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.25%), 7.774%, 1/30/29	630,000	534,713
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 3 Month + 3.25%), 5.774%, 7/31/27	915,727	836,361
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 6.944%, 6/21/24	3,634,249	3,311,346
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 6.305%, 8/21/26	1,981,846	1,831,286
Cornerstone Building Brands, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 5.641%, 4/12/28	1,264,250	1,128,975
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.75%), 6.274%, 11/23/27	2,032,841	1,878,467
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 5/27/28	2,712,600	2,656,314
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 7.524%, 7/22/27	2,172,725	2,074,409
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 7.75%), 10.274%, 7/30/28	1,145,000	1,138,794
Filtration Group Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 6.024%, 10/19/28	372,188	361,766
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 6.623%, 10/2/25	2,030,493	1,853,454
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 6.524%, 12/1/27	1,669,575	1,638,571
Herens US Holdco Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 4/30/28	158,405	145,601
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.316%, 2/4/26	1,051,438	962,938
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 5.625%, 6/1/28	1,692,503	1,615,494
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 7.752%, 4/22/27	1,306,788	1,062,850
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 6.774%, 12/17/28	3,491,216	3,244,212
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 6.27%, 1/29/28	309,219	301,489
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 6.524%, 6/3/28	1,433,190	1,373,541
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 9.32%, 8/31/29	1,126,000	1,097,850
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 10.563%, 2/28/26	1,410,000	846,000
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 6.774%, 11/28/25	1,143,450	1,106,574
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.00%, 10/1/25	945,317	920,029
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 6.024%, 12/17/26	1,886,915	1,827,949
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 7.535%, 5/3/27	1,450,000	1,408,994
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 3.25%), 5.535%, 5/3/26	1,736,769	1,680,011
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 6.533%, 4/21/28	2,202,125	2,137,294
Werner Finco LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 6.524%, 7/24/24	987,809	911,254

Total senior loans (cost $50,227,151)		$47,125,559

CONVERTIBLE BONDS AND NOTES (2.0%)(a)
	Principal amount	Value
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	$90,000	$90,315
Avalara, Inc. cv. sr. unsec. notes 0.25%, 8/1/26	990,000	951,885
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	90,000	69,488
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	58,000	60,103
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	70,000	56,700
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	62,000	49,133
Cloudflare, Inc. 144A cv. sr. unsec. notes zero %, 8/15/26	78,000	63,666
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	120,000	94,560
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	83,000	79,213
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	74,000	53,248
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	50,000	34,150
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	100,000	89,912
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	1,460,000	1,166,206
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	88,000	95,744
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	60,000	59,250
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	2,083,000	1,532,047
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	870,000	1,079,236
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	2,830,000	2,575,300
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	110,000	92,730
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	993,000	1,421,976
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	76,000	144,248
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/26	100,000	78,200
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes 4.25%, 6/15/23	70,000	68,786
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25	57,000	63,327
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	1,917,000	1,328,475
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	80,000	72,200
Shopify, Inc. cv. sr. unsec. notes 0.125%, 11/1/25 (Canada)	60,000	51,060
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	49,000	35,501
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	74,000	92,463
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	1,015,000	851,331
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	1,849,000	1,506,935
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	1,872,000	1,425,153
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	1,009,000	965,487
Twitter, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	31,000	27,745
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26	1,916,000	1,446,580
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	1,926,000	1,493,091

Total convertible bonds and notes (cost $21,476,707)		$19,365,444

COMMON STOCKS (1.1%)(a)
	Shares	Value
Antero Resources Corp.(NON)	95,700	$3,835,656
Chord Energy Corp.	23,337	3,303,352
Frontier Communications Parent, Inc.(NON)	56,890	1,465,486
iHeartMedia, Inc. Class A(NON)	72,259	639,492
OneMain Holdings, Inc.	31,610	1,104,137
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	104,590	130,738

Total common stocks (cost $7,365,687)		$10,478,861

CONVERTIBLE PREFERRED STOCKS (0.8%)(a)
	Shares	Value
Aptiv PLC $5.50 cv. pfd.	10,859	$1,178,825
Becton Dickinson and Co. $3.00 cv. pfd.	2,500	125,500
Broadcom, Inc. 8.00% cv. pfd.	1,071	1,674,177
Danaher Corp. 5.00% cv. pfd.	98	137,706
DTE Energy Co. $3.13 cv. pfd.	2,100	107,268
KKR & Co., Inc. $3.00 cv. pfd.	17,508	1,093,900
PG&E Corp. $5.50 cv. pfd.	14,350	1,632,271
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	1,659	1,976,832

Total convertible preferred stocks (cost $7,711,719)		$7,926,479

U.S. TREASURY OBLIGATIONS (0.0%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.625%, 8/15/29(i)	$124,000	$111,661

Total U.S. treasury obligations (cost $111,661)		$111,661

PREFERRED STOCKS (0.0%)(a)
	Shares	Value
PennyMac Mortgage Investment Trust Ser. A, (ICE LIBOR USD 3 Month + $0.00), $2.031 pfd. ARP(R)	4,000	$95,120

Total preferred stocks (cost $106,000)		$95,120

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Guaranteed Rate, Inc.(F)	3/1/23	$0.01	868	$26

Total warrants (cost $43)				$26

SHORT-TERM INVESTMENTS (4.6%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 2.33%(AFF)	Shares	43,399,580	$43,399,580
U.S. Treasury Bills 2.142%, 9/6/22(SEGCCS)		$500,000	499,861

Total short-term investments (cost $43,899,434)			$43,899,441
TOTAL INVESTMENTS

Total investments (cost $1,055,461,597)			$944,460,277

	FORWARD CURRENCY CONTRACTS at 8/31/22 (aggregate face value $3,256,121) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	9/21/22	$440,415	$448,350	$7,935
	Morgan Stanley & Co. International PLC
		Euro	Buy	9/21/22	73,050	76,442	(3,392)
	State Street Bank and Trust Co.
		Euro	Sell	9/21/22	2,561,086	2,731,329	170,243

	Unrealized appreciation						178,178

	Unrealized (depreciation)						(3,392)

	Total						$174,786
*	The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 38 Index	B+/P	$(16,449)	$4,023,360	$52,304	6/20/27	500 bp — Quarterly	$(45,841)

	Total		$(16,449)					$(45,841)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: The rate shown is the current interest rate at the close of the reporting period.
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2021 through August 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $956,511,252.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/22
Short-term investments
	Putnam Short Term Investment Fund*	$16,734,744	$304,275,058	$277,610,222	$237,449	$43,399,580

	Total Short-term investments	$16,734,744	$304,275,058	$277,610,222	$237,449	$43,399,580
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $414,834.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, and to hedge market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,392 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,465,486	$—	$—
Consumer cyclicals	639,492	—	—
Energy	7,139,008	—	—
Financials	1,104,137	—	—
Utilities and power	—	130,738	—

Total common stocks	10,348,123	130,738	—
Convertible bonds and notes	—	19,365,444	—
Convertible preferred stocks	—	7,926,479	—
Corporate bonds and notes	—	815,457,686	—
Preferred stocks	95,120	—	—
Senior loans	—	47,125,559	—
U.S. treasury obligations	—	111,661	—
Warrants	—	—	26
Short-term investments	—	43,899,441	—

Totals by level	$10,443,243	$934,017,008	$26
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$174,786	$—
Credit default contracts	—	(29,392)	—

Totals by level	$—	$145,394	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$2,800,000
Centrally cleared credit default contracts (notional)	$1,200,000
Warrants (number of warrants)	900
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com